Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets
Held to maturity securities, fair value	$ 19,879	$ 21,351
Preferred Stock, Liquidation Preference Per Share	$ 1	$ 1
Preferred Stock, Shares Authorized	500	500
Preferred Stock, Shares Issued	21	21
Preferred Stock, Shares Outstanding	21	21
Common Stock, No Par Value
Common Stock, Shares Authorized	12,500	12,500
Common Stock, Shares, Issued	7,459	7,636
Common Stock, Shares, Outstanding	7,459	7,211
Treasury Stock, Shares		425